20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Credit Quality Of Financing Receivables And Allowance For Credit Losses Details Narrative
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 269	$ 730	$ 709	$ 1,464